Capital Stock - Share Purchase Options Outstanding (Details) (USD $)	Sep. 30, 2013
Equity [Abstract]
Schedule 1 - Number of Options	$ 1,200,000
Schedule 1 - Exercise Price	$ 0.10
Schedule 1 - Expiry Date	Oct. 15, 2017
Schedule 2 - Number of Options	$ 2,940,000
Schedule 2 - Exercise Price	$ 0.12
Schedule 2 - Expiry Date	Jan. 16, 2018